DAC, VOBA, DSI, and DFEL (Reconciliation of DFEL) (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Changes in DAC [Roll Forward]
DFEL	$ 5,045	$ 4,220
Cumulative Effect, Period of Adoption, Adjustment [Member]
Changes in DAC [Roll Forward]
DFEL	(650)	3,821
UL and Other [Member]
Changes in DAC [Roll Forward]
DFEL	4,735	3,902	$ 3,262
Variable Annuities [Member]
Changes in DAC [Roll Forward]
DFEL	$ 310	$ 318	$ 324